Unaudited Interim Condensed Consolidated Statement of Financial Position - EUR (€) € in Thousands	Mar. 31, 2025	Dec. 31, 2024
ASSETS
Non-current assets	€ 195,195	€ 201,020
Intangible assets	24,597	25,258
Right of use assets	19,927	19,232
Property, plant and equipment	134,383	138,883
Deferred tax assets	7,939	9,605
Other non-current assets	8,350	8,041
Current assets	287,047	299,012
Inventories	61,680	53,663
Trade receivables	33,524	35,205
Other current assets	38,853	41,874
Cash and cash equivalents	152,990	168,271
TOTAL ASSETS	482,242	500,032
EQUITY
Share capital	24,378	24,378
Share premium	647,600	647,600
Other reserves	76,434	73,203
Retained earnings/(Accumulated deficit)	(563,928)	(551,682)
Profit/(Loss) for the period	(9,232)	(12,247)
TOTAL EQUITY	175,253	181,253
LIABILITIES
Non-current liabilities	200,789	204,199
Borrowings	161,477	166,521
Lease liabilities	27,266	26,432
Refund liabilities	6,539	6,491
Provisions	658	546
Deferred tax liabilities	4,132	4,162
Other non-current liabilities	718	46
Current liabilities	106,200	114,580
Borrowings	19,705	20,852
Trade payables and accruals	27,835	35,522
Income tax liability	1,558	1,742
Tax and Employee-related liabilities	20,442	19,458
Lease liabilities	2,699	2,508
Contract liabilities	3,751	3,010
Refund liabilities	19,973	19,650
Provisions	5,716	6,686
Other current liabilities	4,521	5,152
TOTAL LIABILITIES	306,990	318,779
TOTAL EQUITY AND LIABILITIES	€ 482,242	€ 500,032